Note 15 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of income tax rate reconciliation [text block]
	December 31,	December 31,	December 31,
	2024	2023	2022
(Loss) income before income taxes	$(29,447)	$(64,666)	$12,551
Statutory tax rate	26.5%	26.5%	26.5%
Expected expense (recovery) at statutory rate	(7,804)	(17,136)	3,326
Tax rate difference	(3)	(1)	—
Share based compensation	461	—	—
Permanent differences	918	107	(3,286)
Net change in benefits previously not recognized	8,815	17,699	(40)
Share issuance costs	(48)	(515)	—
True up	227	(170)	—
OCI	(355)	—	—
Foreign exchange	(2,385)	—	—
Other	174	16	—
Income tax expense (recovery)	$—	$—	$—

Disclosure of deferred taxes [text block]
	December 31,	December 31,
	2024	2023
Deferred tax liabilities:
Convertible notes payable	$(4,619)	$(6,475)
Property, plant and equipment	—	—
	$(4,619)	$(6,475)
Deferred tax assets:
Non-capital loss	$4,619	$6,475
Financial derivative liability	—	—
	4,619	$6,475
Deferred income tax assets / (liabilities)	$—	$—

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	December 31,	December 31,
	2024	2023
Non-capital loss carry-forwards	$75,830	$51,652
Exploration and evaluation properties	21,459	20,630
Property, Plant and Equipment	43,299	39,973
Capital loss carry forward	27,994	26,835
Other	14,253	10,683
Total unrecognized temporary differences	$182,835	$149,773
	December 31,	December 31,
Year	2024	2023
2037	$33	$31
2038	384	361
2039	1,532	1,440
2040	3,621	3,402
2041	15,094	8,340
2042	15,554	14,318
2043	23,513	20,877
2044	12,555	—
Total	$72,286	$48,769